NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Inventory) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Materials, mainly tobacco	$ 1,154,190	$ 678,123
Finished goods
Total	$ 1,154,190	$ 678,123	$ 308,662